Capital and financial risk management - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 4,258	£ 2,727
Financial liabilities	(13,634)	(12,633)
Fair value, Financial Assets	4,258	2,727
Fair value, Financial Liabilities	(13,102)	(12,173)
Financial liabilities at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(160)	(190)
Financial liabilities at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(160)	(190)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(81)	(109)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(17)	(5)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(22)	(3)
Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(81)	(109)
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(17)	(5)
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(22)	(3)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(40)	(73)
Fair value, Financial Liabilities	(40)	(73)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(40)	(73)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	766	544
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	554	456
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	130	88
Financial assets at fair value | Level 3
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	82
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	13	14
Fair value, Financial Assets	13	14
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	100	49
Fair value, Financial Assets	100	49
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	13	14
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	100	49
Financial assets at fair value through other comprehensive income | Equity investment
Financial instruments held at fair value by fair value hierarchy
Financial assets	82
Fair value, Financial Assets	82
Financial assets at fair value through other comprehensive income | Equity investment | Level 3
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	82
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	17	25
Fair value, Financial Assets	17	25
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	17	25
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	554	456
Fair value, Financial Assets	554	456
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 554	£ 456